Acquisitions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 19, 2019	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 18, 2019
Business Acquisition [Line Items]
Exercise price per share				$ 11.50
8% Convertible Debentures Due 2024 [Member]
Business Acquisition [Line Items]
Debt, principal amount	$ 200
Pivotal Acquisition Corp. [Member]
Business Acquisition [Line Items]
Business combination, date of merger	Dec. 19, 2019
Business combination, aggregate shares of common stock received by stockholders	34,800,000
Closing sale price of company's common stock	$ 13.50
Business combination, contingent consideration arrangements, description		The former stockholders of LD Topco, Inc. also have the right to receive up to 2,200,000 shares of the Company’s common stock if (i) a change in control occurs or (ii) the reported closing sale price of the Company’s common stock exceeds $13.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations or other similar actions) for any 20 consecutive trading days during the five-year period following the closing of the Business Combination.
Warrants to receive shares of common stock	29,500,000
Exercise price per share	$ 11.50		$ 11.50		$ 11.50
Pivotal Acquisition Corp. [Member] | 8% Convertible Debentures Due 2024 [Member]
Business Acquisition [Line Items]
Debt, principal amount	$ 200
Pivotal Acquisition Corp. [Member] | Maximum [Member] | Common Stock Issuable Contingently [Member]
Business Acquisition [Line Items]
Common stock issuable pursuant to merger	2,200,000